Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.9% of Net Assets
	ABS Car Loan — 8.5%
$1,415,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$1,426,748
2,425,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	2,429,321
2,305,000	American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.550%, 1/14/2030(a)	2,315,388
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,159,957
908,071	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	915,926
1,040,000	AutoNation Finance Trust, Series 2025-1A, Class A4, 4.760%, 6/10/2030(a)	1,057,109
3,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	3,321,191
495,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A, 4.800%, 8/20/2029(a)	502,750
373,757	BofA Auto Trust, Series 2024-1A, Class A3, 5.350%, 11/15/2028(a)	376,758
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,054,557
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	814,224
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,389,133
1,680,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	1,694,271
1,720,000	CarMax Select Receivables Trust, Series 2025-B, Class C, 4.830%, 6/16/2031	1,725,809
300,011	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	295,938
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	5,330,739
1,600,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	1,611,373
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,660,416
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	448,903
4,965,000	Carvana Auto Receivables Trust, Series 2025-P1, Class A3, 4.550%, 5/10/2030	4,987,089
1,125,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.750%, 6/10/2031	1,144,358
1,250,000	Chase Auto Owner Trust, Series 2024-1A, Class B, 5.160%, 11/26/2029(a)	1,276,925
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,886,135
2,200,000	Chase Auto Owner Trust, Series 2024-4A, Class C, 5.460%, 7/25/2030(a)	2,257,628
970,000	Chase Auto Owner Trust, Series 2025-1A, Class A4, 4.380%, 10/25/2030(a)	981,582
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,074,141
221,941	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	223,097
1,105,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	1,114,689
820,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.870%, 1/15/2036(a)	825,339
635,000	Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.730%, 9/15/2032	638,032
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$3,970,000	DT Auto Owner Trust, Series 2023-3A, Class C, 6.400%, 5/15/2029(a)	$4,003,306
595,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A4, 4.970%, 9/22/2031(a)	609,620
2,125,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	2,127,070
935,000	First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.750%, 12/15/2031(a)	935,637
1,603,694	Flagship Credit Auto Trust, Series 2022-1, Class C, 3.060%, 3/15/2028(a)	1,592,220
4,705,000	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	4,705,985
1,235,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.480%, 10/16/2028(a)	1,238,689
1,101,109	Flagship Credit Auto Trust, Series 2024-3, Class A, 4.880%, 11/15/2028(a)	1,100,198
920,000	Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 2/15/2036(a)	957,884
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	331,497
1,520,000	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030(a)	1,556,352
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,768,993
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	132,032
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,483,251
651,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class C, 5.210%, 2/18/2031(a)	657,109
4,070,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B, 4.980%, 7/16/2029(a)	4,111,087
830,000	GLS Auto Receivables Issuer Trust, Series 2025-3A, Class B, 4.570%, 1/15/2030(a)	833,778
425,000	GLS Auto Receivables Issuer Trust, Series 2025-4A, Class A3, 4.290%, 7/16/2029(a)	426,261
1,110,000	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class C, 5.140%, 12/15/2031(a)	1,115,438
1,780,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	1,821,938
180,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	184,004
1,010,495	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	1,017,182
2,085,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.890%, 2/20/2029	2,107,170
970,768	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	978,996
490,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class B, 5.000%, 8/16/2030	500,242
215,444	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	218,704
835,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	841,641
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,062,261
340,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	344,327
1,250,000	LAD Auto Receivables Trust, Series 2025-1A, Class A4, 4.790%, 4/15/2030(a)	1,270,581

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,910,000	LAD Auto Receivables Trust, Series 2025-2A, Class B, 4.530%, 5/17/2032(a)	$1,914,597
3,586,426	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.090%, 10/16/2028(a)	3,633,441
1,560,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.890%, 7/15/2032(a)	1,594,966
816,081	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	820,198
895,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4, 4.190%, 5/15/2031(a)	897,722
1,290,151	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	1,290,260
250,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.984%, 12/20/2030(a)(b)	250,192
3,075,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class C, 5.470%, 12/16/2030	3,123,082
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	510,858
382,482	Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.620%, 11/15/2028	383,136
915,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.740%, 1/16/2029	917,080
630,000	Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.520%, 1/15/2032	631,396
710,000	SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, 12/20/2028(a)	718,789
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	203,274
361,002	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	364,565
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	128,565
300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	307,329
1,510,000	SFS Auto Receivables Securitization Trust, Series 2025-3A, Class B, 4.440%, 11/20/2031(a)	1,514,512
1,475,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class C, 4.710%, 1/22/2030(a)	1,480,279
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,660,485
625,000	USB Auto Owner Trust, Series 2025-1A, Class B, 4.810%, 1/15/2031(a)	634,789
362,101	Veros Auto Receivables Trust, Series 2025-1, Class A, 5.310%, 9/15/2028(a)	361,555
3,605,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,797,185
3,155,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	3,204,390
1,640,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	1,647,113
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,238,633
1,520,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	1,525,138
1,000,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.980%, 9/16/2030(a)	1,008,477
1,085,000	Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.220%, 6/15/2029(a)	1,088,579
1,335,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class B, 5.800%, 4/18/2038(a)	1,347,900
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$870,000	Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1, 4.080%, 9/18/2040(a)	$872,929
352,175	World Omni Auto Receivables Trust, Series 2024-B, Class A3, 5.270%, 9/17/2029	355,505
1,045,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A4, 4.490%, 5/15/2030	1,054,218
		135,454,116
	ABS Credit Card — 0.8%
905,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	903,110
1,230,000	Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class A, 5.400%, 12/17/2035(a)	1,238,295
1,645,000	Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.840%, 9/15/2029(a)	1,648,781
1,370,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	1,376,402
3,344,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	3,365,007
1,920,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	1,933,311
1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	1,414,446
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	1,060,916
		12,940,268
	ABS Home Equity — 4.3%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,351,646
182,231	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	181,870
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,665,451
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,448,741
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	5,313,963
548,491	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.456%, 5/19/2034(b)(c)	517,437
1,358,638	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,233,678
7,875,985	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.375%, 11/25/2048(a)(b)(c)(d)	94,240
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,118,766
603,172	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	595,852
259,519	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	256,879
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,574,624
450,894	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	435,012
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.686%, 9/25/2057(a)(b)	3,911,039
1,089,432	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	1,003,751

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$1,620,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	$1,623,777
616,281	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	575,198
83,456	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	79,623
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,876,345
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	818,929
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,692,523
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	5,096,027
201,495	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	199,763
324,279	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	320,606
908,142	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	894,720
484	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 11/25/2061(c)	207
6,954	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 6/25/2056(c)	2,966
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2062(c)	—
3,400,971	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	3,363,442
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,858,862
392,277	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	386,508
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	2,001,427
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	5,076,908
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,649,532
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	4,115,221
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,256,739
1,669,937	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,663,184
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,240,417
423,943	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.167%, 11/25/2036(b)(c)	365,557
		67,861,430
	ABS Other — 8.9%
3,004,049	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	3,044,628
454,209	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	450,196
180,003	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	181,949
2,125,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	2,128,270
Principal Amount	Description	Value (†)
	ABS Other — continued
$555,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	$555,841
317,000	Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.930%, 10/15/2030(a)	317,583
320,000	Affirm Master Trust, Series 2025-3A, Class B, 4.750%, 10/16/2034(a)	319,527
1,224,660	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	1,249,927
3,725,000	American Tower Trust #1, 5.490%, 3/15/2053(a)	3,787,378
3,996,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	4,027,285
3,028,772	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	2,786,560
1,371,608	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	1,384,593
128,458	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	129,095
1,495,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, 5.926%, 8/15/2031(a)	1,496,961
495,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	488,182
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,846,157
173,616	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	177,670
1,029,688	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	1,037,059
314,321	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	316,331
1,038,405	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	1,048,227
2,620,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	2,631,544
1,979,520	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	1,995,071
1,320,094	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	1,311,153
30,565	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	30,306
2,933,968	Clsec Holdings 22t LLC, Series 2021-1, Class A, 2.868%, 5/11/2037(a)	2,780,104
1,765,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	1,768,428
1,375,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	1,392,607
1,520,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	1,529,133
1,323,308	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	1,346,585
3,020,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	2,947,309
1,525,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	1,463,329
980,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	994,490
2,905,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	2,880,395
1,565,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	1,516,033
884,221	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	915,581
699,054	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	667,472

Principal Amount	Description	Value (†)
	ABS Other — continued
$2,508,973	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	$2,626,957
506,663	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	523,312
2,383,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,406,706
1,615,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	1,664,539
2,020,000	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	2,030,833
2,374,413	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	2,374,788
165,353	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	168,093
373,892	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	379,510
1,023,341	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,010,186
1,453,378	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	1,486,929
199,709	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	204,482
1,925,128	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	1,965,687
200,821	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	197,959
405,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	410,481
332,529	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	332,485
2,330,000	Lendmark Funding Trust, Series 2025-3A, Class A, 4.510%, 5/21/2035(a)	2,326,587
532,948	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	528,333
597,448	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	572,425
1,345,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	1,370,126
1,410,000	Mariner Finance Issuance Trust, Series 2025-BA, Class A, 4.590%, 11/22/2038(a)	1,413,745
141,981	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	142,526
1,295,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	1,311,229
1,630,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class B, 5.590%, 8/20/2055(a)	1,642,880
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	295,405
360,332	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	349,624
2,632,398	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	2,591,222
139,300	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	134,566
1,014,684	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	1,014,625
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	589,264
740,000	Octane Receivables Trust, Series 2025-1A, Class B, 4.610%, 6/20/2031(a)	741,279
2,149,826	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	2,182,822
Principal Amount	Description	Value (†)
	ABS Other — continued
$632,682	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	$636,371
1,350,000	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	1,357,850
237,671	Reach ABS Trust, Series 2025-1A, Class A, 4.960%, 8/16/2032(a)	238,560
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	703,800
400,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	404,163
1,515,000	Regional Management Issuance Trust, Series 2025-2, Class B, 5.000%, 11/16/2037(a)	1,510,502
1,824,274	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	1,817,664
1,055,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	1,065,685
3,820,000	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	3,903,891
1,220,000	SCF Equipment Leasing LLC, Series 2025-2A, Class C, 4.820%, 6/20/2036(a)	1,218,057
738,150	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	737,207
2,385,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	2,439,582
3,195,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	3,125,458
1,660,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	1,674,855
88,703	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	88,534
282,434	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	286,467
603,271	Sierra Timeshare Receivables Funding LLC, Series 2024-3A, Class A, 4.830%, 8/20/2041(a)	608,516
3,303,987	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	3,153,599
1,692,278	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	1,700,025
622,434	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	638,051
1,041,961	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	984,374
323,715	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967%, 10/15/2041(a)	319,053
843,599	Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926%, 10/15/2041(a)	836,792
309,454	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.671%, 2/15/2045(a)	306,034
102,549	Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.870%, 7/20/2048(a)	99,090
331,385	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	309,627
817,974	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	718,860
288,073	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	245,815
1,440,411	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,388,622
304,465	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	277,576
325,067	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046(a)	305,997

Principal Amount	Description	Value (†)
	ABS Other — continued
$346,108	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	$349,027
3,607,096	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,484,566
880,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	895,192
585,000	Verizon Master Trust, Series 2024-6, Class B, 4.420%, 8/20/2030	587,681
1,042,398	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,004,209
1,104,959	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,120,633
2,668,429	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,521,170
666,377	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	682,435
3,330,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, 3/20/2055(a)	3,386,871
3,645,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	3,740,302
3,195,000	Zayo Issuer LLC, Series 2025-3A, Class A2, 5.570%, 10/20/2055(a)	3,190,684
		141,996,011
	ABS Residential Mortgage — 0.0%
7,404	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	7,022
	ABS Student Loan — 1.2%
1,128,358	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	1,036,640
435,572	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	392,217
695,460	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	669,389
862,912	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	855,774
363,898	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	360,256
391,511	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	382,221
388,706	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	373,308
650,034	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	618,936
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,393,778
665,235	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	627,865
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	823,493
827,114	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	759,943
699,735	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	641,615
1,093,034	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.580%, 4/15/2070(a)	992,867
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,463,877
227,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.940%, 6/15/2032(b)	215,354
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 6.940%, 6/15/2032(b)	$48,554
89,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.040%, 3/15/2033(b)	84,542
1,336,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.040%, 3/15/2033(b)	1,269,085
110,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.100%, 9/15/2032(b)	104,682
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.110%, 9/15/2032(b)	122,763
622,866	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 4.665%, 2/15/2036(a)(b)	622,595
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	113,466
327,464	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	325,695
986,851	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	983,481
1,371,393	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,255,951
538,462	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	509,870
1,808,502	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,749,669
1,150,778	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	1,008,028
		19,805,914
	ABS Whole Business — 0.5%
4,752,625	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	4,697,475
186,675	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	192,953
2,275,000	Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.821%, 8/25/2055(a)	2,268,932
		7,159,360
	Agency Commercial Mortgage-Backed Securities — 6.6%
700,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	704,107
4,334,435	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,932,723
4,780,720	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.222%, 1/25/2026(b)(c)(d)	46
6,061,309	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.335%, 3/25/2026(b)(c)(d)	6,415
23,067,719	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.167%, 7/25/2026(b)(c)(d)	80,183
7,690,992	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 0.893%, 8/25/2026(b)(c)(d)	25,534

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$21,344,251	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.247%, 9/25/2026(b)(c)(d)	$22,381
83,931,884	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.047%, 10/25/2026(b)(c)(d)	32,354
17,831,829	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.634%, 11/25/2029(b)(d)	379,729
17,120,594	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.515%, 1/25/2030(b)(d)	879,297
11,276,629	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.585%, 1/25/2030(b)(d)	599,962
13,556,715	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.690%, 3/25/2030(b)(d)	784,459
14,162,025	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.217%, 8/25/2030(b)(d)	652,606
253,672,736	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.146%, 1/25/2032(b)(d)	2,156,979
32,618,975	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.305%, 2/25/2032(b)(d)	557,621
78,994,121	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.297%, 3/25/2032(b)(d)	1,298,505
35,744,144	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.343%, 4/25/2055(b)(d)	702,494
45,846,907	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.326%, 4/25/2032(b)(d)	903,436
19,712,282	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.316%, 5/25/2032(b)(d)	375,068
66,288,889	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.230%, 6/25/2032(b)(d)	988,301
50,670,835	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.370%, 6/25/2032(b)(d)	1,144,350
81,977,659	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.265%, 8/25/2032(b)(d)	1,445,020
102,885,964	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.310%, 9/25/2032(b)(d)	2,107,063
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.180%, 11/25/2032(b)(d)	1,368,160
3,324,400	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.851%, 8/25/2034(b)(c)(d)	164,945
20,521,208	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.576%, 10/25/2034(b)(d)	770,305
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$51,468,361	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.504%, 5/25/2035(b)(d)	$5,471,699
53,617,880	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.322%, 7/25/2035(b)(d)	4,821,695
13,490,020	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 0.949%, 1/25/2031(b)(d)	487,187
95,044,599	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 0.978%, 8/25/2036(b)(d)	7,120,884
121,141,784	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.009%, 8/25/2033(b)(d)	425,159
28,427	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 4.663%, 12/25/2028(b)	28,415
9,973	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 4.643%, 7/25/2029(b)	9,983
5,246,771	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 8/25/2025(b)(c)(d)	51
21,078,393	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.098%, 12/25/2026(b)(c)(d)	11,934
22,338,909	Federal National Mortgage Association, Series 2019-M17, Class X, 0.319%, 8/25/2034(b)(c)(d)	228,610
11,927,222	Federal National Mortgage Association, Series 2020-M33, Class X, 1.960%, 6/25/2028(b)(c)(d)	157,046
14,748,068	Federal National Mortgage Association, Series 2020-M37, Class X, 0.984%, 4/25/2032(b)(d)	500,594
14,637,339	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.869%, 8/25/2034(b)(d)	782,699
13,382,003	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.579%, 6/25/2041(b)(d)	333,294
21,830,657	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.560%, 8/25/2041(b)(d)	576,897
81,711,227	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.075%, 11/25/2041(b)(d)	1,192,510
2,465,796	Government National Mortgage Association, Series 2006-46, 0.481%, 4/16/2046(b)(c)(d)	23,675
1,209,263	Government National Mortgage Association, Series 2006-51, 0.943%, 8/16/2046(b)(c)(d)	21,852
3,551,008	Government National Mortgage Association, Series 2009-114, 10/16/2049(b)(c)(d)	396
1,519,976	Government National Mortgage Association, Series 2010-124, 1.011%, 12/16/2052(b)(c)(d)	21,359
209,368	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	8,112
1,364,617	Government National Mortgage Association, Series 2011-119, 0.116%, 8/16/2051(b)(c)(d)	1,186

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$474,525	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	$3,168
15,684,535	Government National Mortgage Association, Series 2012-142, 0.151%, 4/16/2054(b)(c)(d)	42,127
3,315,423	Government National Mortgage Association, Series 2012-23, 0.237%, 6/16/2053(b)(c)(d)	22,284
3,360,537	Government National Mortgage Association, Series 2012-55, 4/16/2052(b)(c)(d)	33
3,048,154	Government National Mortgage Association, Series 2012-79, 0.397%, 3/16/2053(b)(c)(d)	26,131
7,642,380	Government National Mortgage Association, Series 2012-85, 0.411%, 9/16/2052(b)(c)(d)	67,613
714,857	Government National Mortgage Association, Series 2013-175, 0.132%, 5/16/2055(b)(c)(d)	932
2,001,429	Government National Mortgage Association, Series 2014-101, 0.522%, 4/16/2056(b)(c)(d)	26,619
8,910,540	Government National Mortgage Association, Series 2014-130, Class IB, 0.177%, 8/16/2054(b)(c)(d)	29,241
2,085,802	Government National Mortgage Association, Series 2014-24, Class IX, 0.225%, 1/16/2054(b)(c)(d)	20
4,249,041	Government National Mortgage Association, Series 2014-70, 0.482%, 3/16/2049(b)(c)(d)	58,339
3,128,166	Government National Mortgage Association, Series 2014-86, 0.397%, 4/16/2056(b)(c)(d)	32,062
12,536,918	Government National Mortgage Association, Series 2015-120, 0.580%, 3/16/2057(b)(c)(d)	232,533
8,273,736	Government National Mortgage Association, Series 2015-146, Class IB, 0.116%, 7/16/2055(b)(c)(d)	25,886
5,021,308	Government National Mortgage Association, Series 2015-171, 0.824%, 11/16/2055(b)(c)(d)	157,578
4,896,206	Government National Mortgage Association, Series 2015-189, Class IG, 0.596%, 1/16/2057(b)(c)(d)	128,888
3,114,997	Government National Mortgage Association, Series 2015-21, 0.666%, 7/16/2056(b)(c)(d)	83,728
9,909,961	Government National Mortgage Association, Series 2015-32, 0.568%, 9/16/2049(b)(c)(d)	204,421
6,412,836	Government National Mortgage Association, Series 2015-6, 0.454%, 2/16/2051(b)(c)(d)	87,152
7,502,504	Government National Mortgage Association, Series 2015-68, 0.319%, 7/16/2057(b)(c)(d)	87,347
10,050,653	Government National Mortgage Association, Series 2015-70, 0.556%, 12/16/2049(b)(c)(d)	187,773
3,934,224	Government National Mortgage Association, Series 2015-73, 0.414%, 11/16/2055(b)(c)(d)	43,218
15,381,886	Government National Mortgage Association, Series 2016-132, 0.602%, 7/16/2056(b)(c)(d)	314,712
6,182,910	Government National Mortgage Association, Series 2016-143, 0.947%, 10/16/2056(c)(d)	300,361
3,283,905	Government National Mortgage Association, Series 2017-128, 0.837%, 12/16/2056(b)(c)(d)	155,714
20,205,540	Government National Mortgage Association, Series 2017-168, 0.553%, 12/16/2059(b)(d)	709,445
18,829,903	Government National Mortgage Association, Series 2017-90, 0.665%, 1/16/2059(b)(d)	716,013
7,057,661	Government National Mortgage Association, Series 2018-110, 0.600%, 1/16/2060(b)(c)(d)	263,057
11,436,772	Government National Mortgage Association, Series 2018-129, 0.621%, 7/16/2060(b)(d)	437,200
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$4,142,602	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	$270,193
11,202,243	Government National Mortgage Association, Series 2018-143, 0.504%, 10/16/2060(b)(d)	578,372
10,289,275	Government National Mortgage Association, Series 2018-2, 0.703%, 12/16/2059(b)(d)	436,852
26,931,207	Government National Mortgage Association, Series 2018-82, 0.443%, 5/16/2058(b)(d)	751,860
18,344,118	Government National Mortgage Association, Series 2018-96, 0.460%, 8/16/2060(b)(d)	578,830
16,605,219	Government National Mortgage Association, Series 2019-116, 0.619%, 12/16/2061(b)(d)	737,654
9,204,966	Government National Mortgage Association, Series 2019-75, 0.852%, 12/16/2060(b)(d)	543,706
6,814,446	Government National Mortgage Association, Series 2019-94, 0.954%, 8/16/2061(b)(c)(d)	414,594
43,623,203	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,495,745
18,305,928	Government National Mortgage Association, Series 2020-128, 0.916%, 10/16/2062(b)(d)	1,216,671
29,097,345	Government National Mortgage Association, Series 2020-130, 1.007%, 8/16/2060(b)(d)	2,032,749
38,589,814	Government National Mortgage Association, Series 2020-136, 1.016%, 8/16/2062(b)(d)	2,806,178
33,390,716	Government National Mortgage Association, Series 2020-172, 1.125%, 9/16/2062(b)(d)	2,578,631
15,313,138	Government National Mortgage Association, Series 2020-174, 0.848%, 1/16/2063(b)(d)	966,613
35,106,987	Government National Mortgage Association, Series 2020-179, 1.011%, 9/16/2062(b)(d)	2,355,960
38,856,667	Government National Mortgage Association, Series 2020-197, 0.949%, 10/16/2062(b)(d)	2,630,643
31,432,915	Government National Mortgage Association, Series 2020-26, 0.718%, 10/15/2061(b)(d)	1,445,103
8,769,501	Government National Mortgage Association, Series 2021-10, 0.987%, 5/16/2063(b)(d)	611,699
39,482,634	Government National Mortgage Association, Series 2021-106, 0.856%, 4/16/2063(b)(d)	2,583,507
38,798,150	Government National Mortgage Association, Series 2021-12, 0.956%, 3/16/2063(b)(d)	2,464,691
42,226,979	Government National Mortgage Association, Series 2021-128, 0.992%, 6/16/2061(b)(d)	2,704,359
52,119,802	Government National Mortgage Association, Series 2021-132, Class BI, 0.917%, 4/16/2063(b)(d)	3,536,589
50,572,861	Government National Mortgage Association, Series 2021-133, 0.883%, 7/16/2063(b)(d)	3,063,704
10,664,060	Government National Mortgage Association, Series 2021-145, 0.770%, 7/16/2061(b)(d)	606,156
44,601,547	Government National Mortgage Association, Series 2021-151, 0.907%, 4/16/2063(b)(d)	2,862,304
47,743,693	Government National Mortgage Association, Series 2021-163, 0.809%, 3/16/2064(b)(d)	2,752,672
19,531,258	Government National Mortgage Association, Series 2021-180, 0.916%, 11/16/2063(b)(d)	1,374,044
34,023,478	Government National Mortgage Association, Series 2021-20, 1.145%, 8/16/2062(b)(d)	2,683,194
32,869,780	Government National Mortgage Association, Series 2021-33, 0.844%, 10/16/2062(b)(d)	2,093,779
28,591,167	Government National Mortgage Association, Series 2021-40, 0.822%, 2/16/2063(b)(d)	1,720,045

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$43,854,972	Government National Mortgage Association, Series 2021-52, 0.722%, 4/16/2063(b)(d)	$2,377,233
26,899,682	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,511,934
		104,537,139
	Collateralized Mortgage Obligations — 11.2%
1,071,855	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,040,339
108,059	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	12,780
34,299	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	4,161
25,675	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 7.292%, 5/15/2035(b)(c)	25,023
1,718,307	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 3.102%, 5/15/2036(b)(c)(d)	200,605
534,302	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 2.522%, 10/15/2036(b)(c)(d)	48,354
590,321	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 2.152%, 2/15/2038(b)(c)(d)	55,801
161,567	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 6.159%, 2/15/2038(b)(c)	179,143
151,612	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 6.611%, 2/15/2038(b)(c)	156,766
641,078	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.543%, 6/15/2048(b)	601,947
154,465	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.583%, 12/15/2036(b)(c)	157,688
778,192	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 2.402%, 10/15/2040(b)(c)(d)	69,894
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.922%, 2/15/2041(b)(c)	128,570
678,329	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 1.802%, 9/15/2041(b)(c)(d)	63,672
952,714	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 3.508%, 8/15/2040(b)	1,033,645
559,810	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 2.052%, 8/15/2032(b)(c)(d)	24,503
3,627,498	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 2.052%, 11/15/2042(b)(c)(d)	488,441
1,720,372	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 1.717%, 6/15/2039(b)(c)(d)	164,756
901,107	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	165,278
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,846,008	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 2.002%, 4/15/2047(b)(c)(d)	$292,800
1,132,332	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	197,896
8,778,020	Federal Home Loan Mortgage Corp., Series 4892, Class SI, REMICS, 2.011%, 2/25/2047(b)(d)	949,915
2,265,570	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	426,477
5,777,508	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.713%, 4/15/2042(b)(d)	877,951
113,331	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.332%, 11/25/2044(b)(d)	20,654
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	259,897
13,851,550	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.393%, 12/15/2048(b)(d)	894,561
251,516	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.885%, 4/25/2052(b)(d)	9,312
12,574,657	Federal Home Loan Mortgage Corp., Series 5407, Class LA, REMICS, 6.000%, 8/25/2050	12,700,393
42,034,765	Federal Home Loan Mortgage Corp., Series 5457, Class GA, REMICS, 4.500%, 11/25/2050	41,947,106
31,301,341	Federal Home Loan Mortgage Corp., Series 5471, Class DA, REMICS, 5.000%, 8/25/2051	31,302,715
9,936,743	Federal Home Loan Mortgage Corp., Series 5531, Class SG, REMICS, 2.052%, 10/15/2048(b)(d)	1,053,394
10,000,000	Federal Home Loan Mortgage Corp., Series 5617, Class AP, REMICS, 4.500%, 1/25/2046	9,885,320
1,734,381	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-61, Class 1A1, 1 yr. USD MTA + 1.400%, 5.429%, 7/25/2044(b)	1,688,039
444,236	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	425,647
529,763	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 9.795%, 6/25/2035(b)(c)	635,721
477,285	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 9.575%, 6/25/2036(b)(c)	586,144
24,542	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 3.311%, 8/25/2036(b)(c)(d)	2,452
147,141	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 13.057%, 8/25/2036(b)(c)	198,353
424,062	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.476%, 8/25/2038(b)	415,437

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$112,957	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.843%, 11/25/2038(b)(c)	$110,851
420,843	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.612%, 3/25/2039(b)(c)	393,855
44,633	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.910%, 12/25/2039(b)(c)	40,927
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.561%, 11/25/2040(b)	257,868
1,829,745	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 1.861%, 6/25/2041(b)(c)(d)	149,308
895,499	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 2.511%, 3/25/2042(b)(c)(d)	119,859
523,358	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 1.961%, 3/25/2042(b)(c)(d)	52,551
2,308,300	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 2.011%, 9/25/2042(b)(c)(d)	233,631
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 2.456%, 7/25/2043(b)	347,216
1,033,494	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 2.611%, 11/25/2043(b)(c)(d)	127,743
972,449	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 2.161%, 8/25/2042(b)(c)(d)	52,590
2,469,414	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	299,295
8,157,111	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 2.061%, 4/25/2044(b)(c)(d)	800,294
565,033	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 2.061%, 5/25/2044(b)(c)(d)	39,562
5,823,946	Federal National Mortgage Association, Series 2014-90, Class SA, REMICS, 2.161%, 1/25/2045(b)(d)	638,590
265,557	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 1.304%, 5/25/2041(b)(c)	225,846
4,600,036	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 2.111%, 4/25/2046(b)(c)(d)	385,254
4,847,155	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 2.111%, 10/25/2034(b)(d)	278,624
6,110,836	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 2.111%, 9/25/2046(b)(d)	448,095
3,842,922	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 2.111%, 9/25/2046(b)(d)	239,837
2,464,639	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 2.111%, 11/25/2046(b)(c)(d)	237,546
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,529,309	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 2.111%, 11/25/2046(b)(c)(d)	$179,595
2,647,326	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 2.661%, 12/25/2046(b)(c)(d)	228,165
3,970,130	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 2.161%, 4/25/2047(b)(c)(d)	275,538
30,246,425	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 8/25/2047(b)(d)	1,087,667
8,180,582	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,491,194
2,232,085	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	432,637
12,832,871	Federal National Mortgage Association, Series 2021-24, REMICS, 1.069%, 3/25/2059(b)(d)	704,227
16,296,416	Federal National Mortgage Association, Series 2024-86, Class CA, REMICS, 5.000%, 9/25/2051	16,330,915
147,715	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	16,309
37,852	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	5,073
157,640	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	19,145
99,402	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	11,987
395,255	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	61,442
161,511	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	25,245
91,075	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	14,774
210,943	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	35,151
89,106	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	16,519
96,769	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	14,936
137,192	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	24,863
120,584	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	17,230
60,634	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	8,859
80,215	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	12,714
47,158	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	7,945
14,603	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	2,495
417,162	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	62,609
149,734	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	26,146
60,674	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	6,328
99,232	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	5,953

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$71,131	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	$11,626
11,319	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	2,338
24,740	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 4.710%, 2/20/2060(b)(c)	24,563
13,525	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 4.464%, 5/20/2059(b)(c)	12,953
19,926	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.464%, 10/20/2060(b)(c)	19,670
30,366	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 4.614%, 12/20/2060(b)(c)	30,069
10,224	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 4.614%, 3/20/2061(b)(c)	10,124
10,006	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 4.714%, 10/20/2061(b)(c)	9,924
23,743	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 4.360%, 10/20/2061(b)(c)	23,053
4,212	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	3,806
30,143	Government National Mortgage Association, Series 2012-H22, Class HD, 5.309%, 1/20/2061(b)(c)	29,579
1,933	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(c)	1,916
653,355	Government National Mortgage Association, Series 2013-71, Class DF, 1 mo. USD SOFR + 1.114%, 4.848%, 5/20/2043(b)(c)	607,894
75,266	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 4.434%, 1/20/2063(b)(c)	72,832
26,858	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	26,051
537,459	Government National Mortgage Association, Series 2013-H13, Class SI, 1.342%, 6/20/2063(b)(c)(d)	20,158
1,082,785	Government National Mortgage Association, Series 2013-H16, Class AI, 1.494%, 7/20/2063(b)(c)(d)	27,597
151,444	Government National Mortgage Association, Series 2013-H18, Class EI, 2.011%, 7/20/2063(b)(c)(d)	14,001
142,181	Government National Mortgage Association, Series 2013-H18, Class JI, 1.408%, 8/20/2063(b)(c)(d)	2,386
25,360	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 4.714%, 8/20/2063(b)(c)	24,648
257,248	Government National Mortgage Association, Series 2014-H24, Class HI, 0.928%, 9/20/2064(b)(c)(d)	10,175
818,877	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.545%, 10/20/2064(b)	812,910
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$57,983	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	$56,448
153,656	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	147,816
5,781	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.394%, 5/20/2063(b)(c)	5,533
4,515	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 4.314%, 4/20/2063(b)(c)	4,341
4,805	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.703%, 3/20/2065(b)(c)	4,660
245	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 4.814%, 10/20/2065(b)(c)	238
158,605	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.485%, 9/20/2065(b)(c)	155,784
2,515	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 4.794%, 8/20/2061(b)(c)	2,443
282,004	Government National Mortgage Association, Series 2016-23, Class PA, 5.516%, 7/20/2037(b)(c)	282,613
3,556,148	Government National Mortgage Association, Series 2016-H01, Class AI, 1.738%, 1/20/2066(b)(c)(d)	125,108
4,891,186	Government National Mortgage Association, Series 2016-H09, Class JI, 2.219%, 4/20/2066(b)(c)(d)	191,018
93,285	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.403%, 8/20/2063(b)(c)	90,080
971,617	Government National Mortgage Association, Series 2016-H17, Class HA, 2.250%, 3/20/2066(c)	938,927
22,820	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.468%, 8/20/2066(b)(c)	21,932
13,057	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.900%, 6/20/2061(b)(c)	12,688
2,503,687	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	220,855
712,046	Government National Mortgage Association, Series 2017-H05, Class AI, 2.498%, 1/20/2067(b)(c)(d)	32,435
140,205	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.665%, 8/20/2068(b)(c)	134,779
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	214,368
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	246,571
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 1.702%, 2/20/2044(b)(c)(d)	929,491
1,751,112	Government National Mortgage Association, Series 2019-44, Class BS, 2.202%, 4/20/2049(b)(c)(d)	161,645
6,928,671	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.500%, 4/20/2049(b)	6,614,197

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$7,226,757	Government National Mortgage Association, Series 2019-70, Class SK, 2.152%, 8/20/2043(b)(d)	$759,243
2,161,304	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,089,361
733,888	Government National Mortgage Association, Series 2019-H06, Class HA, 2.800%, 4/20/2069(b)(c)	718,218
389,145	Government National Mortgage Association, Series 2019-H12, Class JA, 2.500%, 7/20/2069(c)	383,747
1,852,895	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050(c)(d)	352,020
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	1,907,167
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	846,694
10,928,712	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,330,258
788,345	Government National Mortgage Association, Series 2020-H11, Class GA, 1.250%, 7/20/2067(c)	770,709
22,055,609	Government National Mortgage Association, Series 2021-H03, 0.035%, 4/20/2070(b)(c)(d)	193,306
3,718,570	Government National Mortgage Association, Series 2021-H08, Class IA, 0.124%, 1/20/2068(b)(c)(d)	33,810
1,331,568	Government National Mortgage Association, Series 2021-H12, Class GA, 4.522%, 7/20/2071(b)	1,327,496
615,768	Government National Mortgage Association, Series 2021-H17, 0.116%, 3/20/2070(b)(c)(d)	20,448
782,740	Government National Mortgage Association, Series 2021-H17, Class BA, 2.854%, 10/20/2071(b)(c)	762,252
44,711,672	Government National Mortgage Association, Series 2025-H03, Class IA, 0.543%, 1/20/2075(b)(d)	3,272,134
17,667,653	Government National Mortgage Association, Series 2025-H03, Class IC, 0.567%, 1/20/2075(b)(d)	1,283,431
12,008,351	Government National Mortgage Association, Series 2025-H04, Class GI, 0.596%, 1/20/2075(b)(d)	924,775
14,884,453	Government National Mortgage Association, Series 2025-H04, Class HI, 0.491%, 2/20/2075(b)(d)	1,065,593
33,123,838	Government National Mortgage Association, Series 2025-H07, Class LI, 0.580%, 2/20/2075(b)(d)	2,507,011
26,165,631	Government National Mortgage Association, Series 2025-H13, Class EI, 0.345%, 5/20/2075(b)(d)	1,667,745
14,273,457	Government National Mortgage Association, Series 2025-H13, Class IC, 0.440%, 5/20/2075(b)(d)	972,456
48,479,532	Government National Mortgage Association, Series 2025-H14, Class AI, 0.326%, 7/20/2075(b)(d)	2,875,437
21,891,049	Government National Mortgage Association, Series 2025-H22, Class AI, 0.385%, 10/20/2075(b)(d)	1,565,429
		177,017,536
	Mortgage Related — 42.5%
6,785,803	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	5,607,123
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,420,759	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	$1,173,956
6,008,407	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,084,614
7,147,681	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	6,076,883
6,579,862	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	6,097,999
15,615,770	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	14,902,965
23,680,715	Federal Home Loan Mortgage Corp., 4.500%, 12/01/2054	23,123,923
7,888,424	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2055	8,094,994
18,101,501	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2055	18,631,373
18,336,100	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2055	19,068,683
1,101,687	Federal National Mortgage Association, 2.000%, 10/01/2050	871,857
289,161	Federal National Mortgage Association, 2.000%, 12/01/2050	228,831
3,588,657	Federal National Mortgage Association, 2.500%, 10/01/2050	3,058,211
11,838,030	Federal National Mortgage Association, 2.500%, 1/01/2052	10,013,479
8,327,557	Federal National Mortgage Association, 2.500%, 1/01/2052	7,067,094
74,338,123	Federal National Mortgage Association, 2.500%, 2/01/2052	62,908,637
4,948,688	Federal National Mortgage Association, 2.500%, 2/01/2052	4,200,199
1,844,573	Federal National Mortgage Association, 2.500%, 7/01/2053	1,563,099
8,416,117	Federal National Mortgage Association, 2.500%, 12/01/2061	6,929,858
94,721,850	Federal National Mortgage Association, 2.500%, 3/01/2062	77,827,261
37,995,050	Federal National Mortgage Association, 2.500%, 3/01/2062	31,285,333
19,119,785	Federal National Mortgage Association, 2.500%, 3/01/2062	15,743,280
73,906,403	Federal National Mortgage Association, 2.500%, 5/01/2062	60,764,957
58,760,202	Federal National Mortgage Association, 2.500%, 5/01/2062	48,382,912
11,762,378	Federal National Mortgage Association, 2.500%, 12/01/2063	9,685,038
1,462,066	Federal National Mortgage Association, 3.000%, 10/01/2047	1,322,139
1,753,589	Federal National Mortgage Association, 3.000%, 7/01/2049	1,567,202
30,495,222	Federal National Mortgage Association, 3.000%, 2/01/2052	27,212,365
29,223,147	Federal National Mortgage Association, 3.000%, 2/01/2052	26,033,792
25,531,216	Federal National Mortgage Association, 3.000%, 6/01/2052	22,627,390
2,902,653	Federal National Mortgage Association, 3.000%, 6/01/2063	2,507,139
14,452,126	Federal National Mortgage Association, 3.000%, 12/01/2063	12,511,941

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$16,246,153	Federal National Mortgage Association, 3.000%, 6/01/2064	$14,065,083
32,557,481	Federal National Mortgage Association, 3.500%, 9/01/2062	29,583,064
14,790,874	Federal National Mortgage Association, 3.500%, 12/01/2063	13,480,896
23,443,111	Federal National Mortgage Association, 3.500%, 6/01/2064	21,366,472
442,608	Federal National Mortgage Association, 4.000%, 1/01/2052	422,165
8,566,477	Federal National Mortgage Association, 5.500%, 10/01/2054	8,689,913
29,090,757	Federal National Mortgage Association, 5.500%, 7/01/2055	29,577,732
9,521,631	Federal National Mortgage Association, 6.500%, 10/01/2055	9,890,755
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8
6,032,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 1/01/2056(e)	5,098,454
		674,349,069
	Non-Agency Commercial Mortgage-Backed Securities — 9.4%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,519,386
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,343,175
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,646,681
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,348,165
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	694,498
3,615,000	Bank, Series 2021-BN34, Class A5, 2.438%, 6/15/2063	3,197,790
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,833,222
1,830,000	Bank, Series 2022-BNK42, Class A5, 4.493%, 6/15/2055(b)	1,796,790
896,024	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	892,918
2,140,000	Bank5 Trust, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,268,578
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,262,153
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,926,992
1,325,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.250%, 11/15/2042(a)(b)	1,328,725
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,615,742
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 5.590%, 1/17/2039(a)(b)	2,767,475
1,485,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.410%, 11/13/2046(a)(b)	1,503,590
720,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.242%, 6/15/2041(a)(b)	719,775
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$690,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.507%, 12/15/2042(a)(b)	$690,861
4,470,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.193%, 3/15/2042(a)(b)	4,464,413
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	492,930
3,305,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.482%, 4/15/2042(a)(b)	3,387,193
1,338,942	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,329,971
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,658,535
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,846,935
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	3,099,192
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,277,253
2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,594,509
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.015%, 10/15/2043(a)(b)	5,233,303
395,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.050%, 10/15/2042(a)(b)	395,617
210,000	Extended Stay America Trust, Series 2025-ESH, Class B, 1 mo. USD SOFR + 1.600%, 5.350%, 10/15/2042(a)(b)	210,328
3,502,953	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	3,075,769
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	4,129,125
520,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	519,223
2,000,000	GS Mortgage Securities Trust, Series 2014-GC22, Class AS, 4.113%, 6/10/2047	1,861,174
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.572%, 6/10/2047(b)	1,342,613
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,740,727
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,406,514
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,879,360
526,672	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.571%, 12/15/2047(a)(b)	511,382
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,933,941
3,350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.350%, 1/15/2042(a)(b)	3,348,949
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	708,151

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$600,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	$603,538
290,462	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.211%, 6/15/2044(a)(b)	287,642
3,160,580	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035(a)(b)	3,034,125
3,399,917	Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.530%, 6/15/2050	3,368,809
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,509,218
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,897,175
1,049,902	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,007,895
3,180,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664%, 2/10/2047(a)(b)	3,342,203
3,115,000	RFR Trust, Series 2025-SGRM, Class A, 5.379%, 3/11/2041(a)(b)	3,187,646
2,160,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	2,216,498
1,606,458	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)	971,120
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)	1,300,000
540,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.993%, 12/15/2039(a)(b)	541,171
2,870,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.580%, 12/10/2033(a)(b)	3,021,263
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,307,714
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	5,010,633
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,790,120
		149,200,393
	Total Bonds and Notes (Identified Cost $1,547,803,426)	1,490,328,258

Collateralized Loan Obligations — 4.0%
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.034%, 7/20/2031(a)(b)	5,255,746
3,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.355%, 7/15/2036(a)(b)	3,246,126
3,300,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 5.655%, 7/15/2036(a)(b)	3,307,950
3,125,000	Diameter Capital CLO 12 Ltd., Series 2025-12A, Class A, 3 mo. USD SOFR + 1.240%, 5.156%, 10/20/2038(a)(b)	3,120,778
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.205%, 1/15/2031(a)(b)	3,835,794
Principal Amount	Description	Value (†)

$3,020,000	Eldridge CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.330%, 5.250%, 10/20/2038(a)(b)	$3,020,389
1,530,000	Empower CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.310%, 5.194%, 7/20/2038(a)(b)	1,534,951
3,290,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	3,296,544
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 5.646%, 4/20/2031(a)(b)	3,006,008
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.625%, 4/16/2031(a)(b)	2,040,882
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.484%, 1/20/2038(a)(b)	4,216,627
2,455,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.055%, 7/15/2037(a)(b)	2,465,446
1,900,000	Polen Capital CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.320%, 5.204%, 3/06/2038(a)(b)	1,906,194
2,940,000	Polen Capital CLO Ltd., Series 2025-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.040%, 1/20/2039(a)(b)	2,940,973
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 5.264%, 4/20/2035(a)(b)	3,803,675
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 5.184%, 7/20/2038(a)(b)	7,666,562
5,130,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 5.174%, 4/20/2038(a)(b)	5,133,263
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 5.846%, 10/18/2031(a)(b)	1,315,697
3,290,000	Wise CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.365%, 7/15/2037(a)(b)	3,295,567
	Total Collateralized Loan Obligations (Identified Cost $64,211,976)	64,409,172

Loan Participations — 0.1%
	ABS Other — 0.1%
1,497,137	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 6.000%, 11/15/2037	1,406,319
	Total Loan Participations (Identified Cost $1,464,991)	1,406,319

Principal Amount	Description	Value (†)

Short-Term Investments — 1.9%
$24,598,015	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $24,600,953 on 1/02/2026 collateralized by $1,605,400 U.S. Treasury Note, 0.500% due 6/30/2027 valued at $1,536,486; $24,267,700 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $23,553,652 including accrued interest(f)	$24,598,015
5,000,000	U.S. Treasury Bills, 3.534%, 4/14/2026(g)(h)	4,950,118
	Total Short-Term Investments (Identified Cost $29,547,452)	29,548,133
	Total Investments — 99.9% (Identified Cost $1,643,027,845)	1,585,691,882
	Other assets less liabilities — 0.1%	1,911,610
	Net Assets — 100.0%	$1,587,603,492

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$478,256,284 or 30.1% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced
("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities. Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2026	176	$19,945,918	$19,789,000	$(156,918)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	167	18,329,723	18,253,883	(75,840)
CBOT U.S. Long Bond Futures	3/20/2026	118	13,843,105	13,640,062	(203,043)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	69	8,338,359	8,142,000	(196,359)
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	920	106,736,183	105,814,375	(921,808)
Total					$(1,553,968)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$66,881,023	$980,407	$67,861,430
ABS Residential Mortgage	—	—	7,022	7,022
Agency Commercial Mortgage-Backed Securities	—	100,735,529	3,801,610	104,537,139
Collateralized Mortgage Obligations	—	159,226,534	17,791,002	177,017,536
Non-Agency Commercial Mortgage-Backed Securities	—	147,900,393	1,300,000	149,200,393
All Other Bonds and Notes(a)	—	991,704,738	—	991,704,738
Total Bonds and Notes	—	1,466,448,217	23,880,041	1,490,328,258
Collateralized Loan Obligations	—	64,409,172	—	64,409,172
Loan Participations(a)	—	1,406,319	—	1,406,319
Short-Term Investments	—	29,548,133	—	29,548,133
Total Investments	$—	$1,561,811,841	$23,880,041	$1,585,691,882

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,553,968)	$ —	$ —	$(1,553,968)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or December 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Bonds and Notes
ABS Home Equity	$1,012,556	$(7,400)	$284	$1,646	$ —	$(26,679)	$ —	$ —	$980,407	$405
ABS Residential Mortgage	7,622	—	56	(2)	—	(654)	—	—	7,022	19
Agency Commercial Mortgage-Backed Securities	4,194,490	(399,800)	—	(49,584)	56,504	—	—	—	3,801,610	(41,315)

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Collateralized Mortgage Obligations	$16,621,031	$(429,051)	$(37,826)	$(15,433)	$6,082	$(1,752,337)	$3,398,536	$ —	$17,791,002	$(70,802)
Non-Agency Commercial Mortgage-Backed Securities	1,300,000	—	—	—	—	—	—	—	1,300,000	—
Total	$23,135,699	$(836,251)	$(37,486)	$(63,373)	$62,586	$(1,779,670)	$3,398,536	$ —	$23,880,041	$(111,693)
Debt securities valued at $3,398,536 were transferred from Level 2 to Level 3 during the period ended December 31, 2025. At September 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of December 31, 2025, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$977,234
		Market Discount	Discount Rate	5.00%	3,173
	ABS Residential Mortgage[1]	Market Discount	Discount Rate	5.00%	7,022
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	3,518,620
		Market Discount	Discount Rate	3.00%	282,990
	Collateralized Mortgage Obligations[1]			1.00%	16,538,084
		Market Discount	Discount Rate	3.00%	1,252,918
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	24 months
			Loss Adjusted Spread	11%	1,300,000
	Total				$23,880,041

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.